Needham Growth Fund
Schedule of Investments
March 31, 2023 (Unaudited)
			Fair
		Shares	Value
Common Stocks (97.5%)
Aerospace & Defense (2.7%)
Parsons Corp. (a)		77,500	$3,467,350
Biotechnology (1.1%)
G1 Therapeutics, Inc. (a)		64,000	171,520
Gilead Sciences, Inc.		15,000	1,244,550
			1,416,070
Chemicals (2.3%)
Aspen Aerogels, Inc. (a)		400,000	2,980,000
Commercial Services & Supplies (1.3%)
Clean Harbors, Inc. (a)		11,900	1,696,464
Communications Equipment (7.7%)
ADTRAN Holdings, Inc.		135,000	2,141,100
Cambium Networks Corp. (a)		90,000	1,594,800
KVH Industries, Inc. (a)		500,000	5,690,000
ViaSat, Inc. (a)(c)		9,000	304,560
			9,730,460
Diversified Consumer Services (0.5%)
Bright Horizons Family Solutions, Inc. (a)		8,000	615,920
Electrical Equipment (3.2%)
Vicor Corp. (a)		86,500	4,060,310
Electronic Equipment, Instruments & Components (4.5%)
Benchmark Electronics, Inc.		4,900	116,081
Coherent Corp. (a)		24,850	946,288
Corning, Inc.		37,500	1,323,000
nLight, Inc. (a)		135,850	1,382,953
TTM Technologies, Inc. (a)		50,000	674,500
Vishay Intertechnology, Inc.		55,000	1,244,100
			5,686,922
Health Care Equipment & Supplies (5.3%)
Becton Dickinson & Co.		18,500	4,579,490
Medtronic PLC (Ireland)		20,000	1,612,400
ViewRay, Inc. (a)		144,780	500,939
			6,692,829
Health Care Providers & Services (2.6%)
Laboratory Corp. of America Holdings		11,000	2,523,620
Quest Diagnostics, Inc.		5,500	778,140
			3,301,760
Hotels, Restaurants & Leisure (0.3%)
Vacasa, Inc. - Class A (a)		375,000	360,825
Industrial Conglomerates (0.4%)
Honeywell International, Inc. - ADR		2,500	477,800
Interactive Media & Services (0.4%)
Alphabet, Inc. (a)		5,000	518,650
IT Services (3.0%)
Akamai Technologies, Inc. (a)(c)		33,000	2,583,900
Unisys Corp. - Class A (a)		335,000	1,299,800
			3,883,700
Life Sciences Tools & Services (9.0%)
Bruker Corp.		7,500	591,300
CryoPort, Inc. (a)		43,500	1,044,000
Thermo Fisher Scientific, Inc.		17,000	9,798,290
			11,433,590
Media (4.6%)
The Trade Desk, Inc. - Class A (a)		47,000	2,862,770
Comcast Corp. - Class A		77,500	2,938,025
			5,800,795
Oil, Gas & Consumable Fuels (0.9%)
Chevron Corp.		5,000	815,800
Navigator Holdings, Ltd. (a)		20,000	280,000
			1,095,800
Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp.		2,500	510,850
Semiconductors & Semiconductor Equipment (36.2%) (d)
Analog Devices, Inc.		10,000	1,972,200
Applied Materials, Inc.		9,000	1,105,470
ASML Holding NV (Netherlands)		2,250	1,531,598
AXT, Inc. (a)		335,450	1,335,091
Entegris, Inc.		98,500	8,077,985
FormFactor, Inc. (a)		115,000	3,662,750
Lam Research Corp.		2,500	1,325,300
Marvell Technology, Inc.		31,000	1,342,300
MKS Instruments, Inc.		22,000	1,949,640
Nova, Ltd. (Israel) (a)		45,000	4,701,150
PDF Solutions, Inc. (a)		285,000	12,084,000
Photronics, Inc. (a)		176,150	2,920,567
SiTime Corp. (a)		12,500	1,777,875
Teradyne, Inc.		5,000	537,550
Veeco Instruments, Inc. (a)		75,000	1,584,750
			45,908,226
Software (0.5%)
Alteryx, Inc. - Class A (a)		6,000	353,040
Telos Corp. (a)		106,500	269,445
			622,485
Specialty Retail (3.5%)
CarMax, Inc. (a)		68,500	4,403,180
Technology Hardware, Storage & Peripherals (6.9%)
Apple, Inc.		8,250	1,360,425
Hewlett Packard Enterprise Co.		17,500	278,775
Intevac, Inc. (a)		179,300	1,314,269
Super Micro Computer, Inc. (a)		55,000	5,860,250
			8,813,719
Trading Companies & Distributors (0.2%)
Air Lease Corp.		7,500	295,275
Total Common Stocks
(Cost $55,375,677)			$123,772,980

Short-Term Investments (2.5%)
Money Market Fund (2.5%)
Dreyfus Treasury Securities Cash Management - Institutional Class, 4.43% (b)
Total Short-Term Investments
(Cost $3,113,947)		3,113,947	$3,113,947

Total Investments (100.0%)
(Cost $58,489,624)			126,886,927
Other Assets in Excess of Liabilities (0.0%)			61,970
Net Assets (100.0%)			$126,948,897

Percentages are stated as a percent of net assets.
Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Rate shown is the seven day yield as of March 31, 2023
(c)		Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $1,075,950.
(d)		As of March 31, 2023, the Fund had a significant portion of its assets invested in the Semiconductors & Semiconductor Equipment industry.
ADR	American Depositary Receipt
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC.

Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows (Unaudited):

Country	Long
United States^	93.8%
Israel	3.7%
Ireland	1.3%
Netherlands	1.2%
Total	100.0%